Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventory	Inventory consists of the following:

(in thousands)	December 31, 2021	December 31, 2020
Raw material	$853	1,669
Work in process	77	79
Finished goods	9,447	4,805

Total inventory	$10,377	$6,553